Debt (Schedule of Amortization of Deferred Financing Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Interest expense	$ 4	$ 4	$ 7